Annual Operating Expenses {- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-10 - Fidelity Managed Retirement 2030 Fund - Fidelity Managed Retirement 2030 Fund
Jul. 13, 2021
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.48%